Rental Income under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Rental Income Under Operating Leases [Abstract]
Schedule of Property Subject to or Available for Operating Lease

The following schedule details our investment in property under operating leases:

	December 31, 2015	December 31, 2014
	(in thousands)
Land	$141,490	$140,601
Buildings and improvements	81,502	70,205
Equipment	37,257	37,230
Total property and equipment	260,249	248,036
Less: accumulated depreciation	(30,093)	(28,093)
Property and equipment, net	$230,156	$219,943

Schedule of Minimum Future Rental Income

The following is a schedule by years of minimum future rental income under non-cancelable operating leases as of December 31, 2015 (in thousands):

2016	$30,839
2017	18,982
2018	10,249
2019	7,537
2020	3,352
Thereafter	2,535
Total minimum future rentals	$73,494